Business Combinations - Additional Information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure Of Business Combinations [Line Items]
Equity interests of acquirer	¥ 0			¥ 0	¥ 101
Goodwill, related to reverse acquisition						¥ 17,800
M&E Mobile Limited [member]
Disclosure Of Business Combinations [Line Items]
Consideration		¥ 259	$ 39
Fair value existing interest		214
Fair value non-controlling interest		213
Goodwill, related to reverse acquisition		367
Business acquisition assumed cash and cash equivalents		75
Business acquisition accounts receivables		13
Intangible assets acquired in business combinations		186
Business acquisition prepayments, deposits and other assets		125
Business acquisition liabilities assumed		80
Acquired equity interests		¥ 214
Other Business Combination [Member]
Disclosure Of Business Combinations [Line Items]
Consideration	¥ 13